Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000218632 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class R6
Trading Symbol	JABUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class R6/JABUX) returned 2.54% for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class R6/JABUX)	2.54%	0.84%	2.18%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 140,057,961
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 650,073
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218631 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	JABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class I/JABTX) returned 2.43% for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class I/JABTX)	2.43%	0.74%	2.11%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 140,057,961
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 650,073
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218634 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class C
Trading Symbol	JABOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$193	1.92%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class C/JABOX) returned 1.41% (excluding sales charges) for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class C/JABOX)	0.43%	(0.27)%	1.58%
Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge	1.41%	(0.27)%	1.58%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 140,057,961
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 650,073
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218633 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class A
Trading Symbol	JABWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class A/JABWX) returned 2.26% (excluding sales charges) for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class A/JABWX)	(1.81)%	(0.32)%	1.57%
Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge	2.26%	0.50%	1.98%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 140,057,961
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 650,073
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008940 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class 1
Trading Symbol	JIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class 1/JIGDX) returned 2.49% for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class 1/JIGDX)	2.49%	0.79%	2.14%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,057,961
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 650,073
Investment Company Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085587 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	JIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class A/JIPAX) returned 3.03% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.
TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class A/JIPAX)	(1.11)%	0.39%	2.06%
Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge	3.03%	1.21%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,405,957,929
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 14,510,748
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085588 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	JIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$178	1.76%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class C/JIPCX) returned 2.31% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.
TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class C/JIPCX)	1.31%	0.50%	1.77%
Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge	2.31%	0.50%	1.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,405,957,929
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 14,510,748
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085589 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	JIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class I/JIPIX) returned 3.34% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.
TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class I/JIPIX)	3.34%	1.51%	2.78%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,405,957,929
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 14,510,748
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027206 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class NAV
Trading Symbol	JHSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class NAV/JHSEX) returned 3.45% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.
TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class NAV/JHSEX)	3.45%	1.63%	2.91%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,405,957,929
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 14,510,748
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113502 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R2
Trading Symbol	JIPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R2/JIPPX) returned 2.95% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.
TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R2/JIPPX)	2.95%	1.13%	2.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,405,957,929
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 14,510,748
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106458 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R6/JIPRX) returned 3.44% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.
TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R6/JIPRX)	3.44%	1.62%	2.90%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,405,957,929
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 14,510,748
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106468 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX) returned 29.57% for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	29.57%	6.73%	7.67%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 148,301,843
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 877,094
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

C000047776 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class NAV
Trading Symbol	JEVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX) returned 29.52% for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	29.52%	6.74%	7.68%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,301,843
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 877,094
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

C000099351 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX) returned 29.34% for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	29.34%	6.62%	7.56%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 148,301,843
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 877,094
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

C000099350 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$227	1.99%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX) returned 28.08% (excluding sales charges) for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	27.08%	5.56%	6.49%
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge	28.08%	5.56%	6.49%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 148,301,843
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 877,094
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

C000099349 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$148	1.29%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX) returned 28.98% (excluding sales charges) for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	22.47%	5.21%	6.69%
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge	28.98%	6.29%	7.23%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 148,301,843
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 877,094
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

C000056650 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class 1
Trading Symbol	JFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class 1/JFIHX) returned 3.12% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.
TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class 1/JFIHX)	3.12%	5.15%	4.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2026
Net Assets	$ 828,147,430
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 5,154,433
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.

Material Fund Change Strategies [Text Block]
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.

Material Fund Change Adviser [Text Block]
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.

Updated Prospectus Phone Number	800-344-1029
Updated Prospectus Web Address	jhinvestments.com/underlying-funds
C000056647 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	JFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class A/JFIAX) returned 2.82% (excluding sales charges) for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.
TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class A/JFIAX)	0.31%	4.32%	4.13%
Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge	2.82%	4.84%	4.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 828,147,430
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 5,154,433
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.

Material Fund Change Adviser [Text Block]
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000056649 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	JFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$179	1.77%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class C/JFIGX) returned 2.06% (excluding sales charges) for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.
TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class C/JFIGX)	1.10%	4.07%	3.62%
Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge	2.06%	4.07%	3.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 828,147,430
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 5,154,433
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.

Material Fund Change Adviser [Text Block]
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000056651 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class I
Trading Symbol	JFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class I/JFIIX) returned 3.05% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.
TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class I/JFIIX)	3.05%	5.08%	4.64%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 828,147,430
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 5,154,433
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.

Material Fund Change Adviser [Text Block]
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000056652 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class NAV
Trading Symbol	JFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class NAV/JFIDX) returned 3.17% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.
TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class NAV/JFIDX)	3.17%	5.20%	4.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2026
Net Assets	$ 828,147,430
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 5,154,433
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.

Material Fund Change Strategies [Text Block]
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.

Material Fund Change Adviser [Text Block]
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.

Updated Prospectus Phone Number	800-344-1029
Updated Prospectus Web Address	jhinvestments.com/underlying-funds
C000106469 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	JFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class R6/JFIRX) returned 3.30% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.
TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class R6/JFIRX)	3.30%	5.22%	4.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 828,147,430
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 5,154,433
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.

Material Fund Change Adviser [Text Block]
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153967 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	JEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R6/JEMIX) returned 7.69% for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.
TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R6/JEMIX)	7.69%	2.93%	3.81%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,102,227,225
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 11,036,202
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082348 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class NAV) returned 7.82% for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.
TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class NAV)	7.82%	2.94%	3.83%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,102,227,225
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 11,036,202
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082347 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	JMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class I/JMKIX) returned 7.56% for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.
TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class I/JMKIX)	7.56%	2.80%	3.70%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,102,227,225
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 11,036,202
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000145673 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	JMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$192	1.86%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class C/JMKCX) returned 6.51% (excluding sales charges) for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.
TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class C/JMKCX)	5.51%	1.79%	2.67%
Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge	6.51%	1.79%	2.67%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,102,227,225
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 11,036,202
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082346 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	JMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class A/JMKAX) returned 7.36% (excluding sales charges) for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.
TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class A/JMKAX)	3.11%	1.75%	3.02%
Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge	7.36%	2.58%	3.44%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,102,227,225
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 11,036,202
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000140586 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class A
Trading Symbol	JIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class A/JIAFX) returned 9.91% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.
TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class A/JIAFX)	4.95%	4.49%	4.83%
Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge	9.91%	5.47%	5.32%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 398,701,906
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 893,362
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]	At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000140587 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class C
Trading Symbol	JIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$170	1.63%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class C/JIAGX) returned 9.09% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.
TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class C/JIAGX)	8.09%	4.68%	4.55%
Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge	9.09%	4.68%	4.55%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 398,701,906
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 893,362
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]	At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000140588 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class I
Trading Symbol	JIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class I/JIAIX) returned 10.19% for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.
TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class I/JIAIX)	10.19%	5.74%	5.60%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 398,701,906
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 893,362
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]	At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000219602 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class NAV) returned 10.19% for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.
TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class NAV)	10.19%	5.85%	5.27%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 25, 2025
Net Assets	$ 398,701,906
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 893,362
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.

Material Fund Change Strategies [Text Block]	At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.

Updated Prospectus Phone Number	800-344-1029
Updated Prospectus Web Address	jhinvestments.com/underlying-funds
C000140589 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class R6
Trading Symbol	JIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class R6/JIASX) returned 10.31% for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.
TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class R6/JIASX)	10.31%	5.85%	5.71%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 398,701,906
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 893,362
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Material Fund Change Strategies [Text Block]	At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents